Comparison of Fair Value and Carrying Value of Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Financial Assets:
Cash and due from banks, and restricted cash	₨ 1,122,031.1	$ 14,788.9	₨ 930,694.7
Investments held for trading	53,199.5	701.2	99,620.2
Investments available for sale debt securities	4,388,563.1	57,843.2	4,275,449.9
Securities purchased under agreements to resell	373,053.3	4,917.0	270,060.0
Loans	14,036,872.2	185,012.2	11,700,189.2
Accrued interest receivable	134,467.7	1,772.3	118,762.9
Other assets	686,475.6	9,048.1	320,187.5
Financial Liabilities :
Interest-bearing deposits	13,197,979.7	173,955.2	11,226,467.8
Non-interest-bearingdeposits	2,382,052.2	31,396.5	2,110,762.4
Securities sold under repurchase agreements	151,844.9	2,001.4	356,059.2
Short-term borrowings	554,167.6	7,304.2	239,264.1
Accrued interest payable	82,412.8	1,086.2	77,969.1
Long-term debt	1,554,333.4	20,486.8	1,174,758.2
Accrued expenses and other liabilities	499,905.7	6,589.0	445,135.7
Financial Assets:
Cash and due from banks, and restricted cash	1,122,031.1	14,788.9	930,694.7
Investments held for trading	53,199.5	701.2	99,620.2
Investments available for sale debt securities	4,388,563.1	57,843.2	4,275,449.9
Securities purchased under agreements to resell	373,053.3	4,917.0	270,060.0
Loans	14,288,248.9	188,325.4	11,874,816.0
Accrued interest receivable	134,467.7	1,772.3	118,762.9
Other assets	684,651.9	9,024.0	318,510.7
Financial Liabilities :
Securities sold under repurchase agreements	151,844.9	2,001.4	356,059.2
Short-term borrowings	552,737.9	7,285.3	238,700.3
Accrued interest payable	82,412.8	1,086.2	77,969.1
Long-term debt	1,554,540.2	20,489.5	1,200,953.4
Accrued expenses and other liabilities	499,905.7	6,589.0	445,135.7
Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	13,240,403.7	174,514.3	11,282,540.2
Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	2,382,052.2	$ 31,396.5	2,110,762.4
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Cash and due from banks, and restricted cash	1,122,031.1		930,694.7
Investments held for trading	304.1		0.0
Investments available for sale debt securities	174,680.3		176,015.8
Securities purchased under agreements to resell	0.0		0.0
Loans	0.0		0.0
Accrued interest receivable	0.0		0.0
Other assets	3,889.8		11,869.8
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	52,895.4		99,620.2
Investments available for sale debt securities	4,069,988.1		3,938,270.2
Securities purchased under agreements to resell	373,053.3		270,060.0
Loans	3,311,277.1		2,807,875.9
Accrued interest receivable	134,467.7		118,762.9
Other assets	680,762.1		306,640.9
Financial Liabilities :
Securities sold under repurchase agreements	151,844.9		356,059.2
Short-term borrowings	552,737.9		238,700.3
Accrued interest payable	82,412.8		77,969.1
Long-term debt	1,554,540.2		1,200,953.4
Accrued expenses and other liabilities	499,905.7		445,135.7
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	13,240,403.7		11,282,540.2
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	2,382,052.2		2,110,762.4
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	0.0		0.0
Investments available for sale debt securities	143,894.7		161,163.9
Securities purchased under agreements to resell	0.0		0.0
Loans	10,976,971.8		9,066,940.1
Accrued interest receivable	0.0		0.0
Other assets	0.0		0.0
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	₨ 0.0		₨ 0.0